UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: December 31, 2007"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  February 14, 2008. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			17

"Form13F Information Table Value Total:     $736,772 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
DOUGLAS EMMETT INC COM		25960P109 16,974    750,731SH	SOLE	   750,731
DATA DOMAIN INC COM 		23767P109 12,338    468,402SH	SOLE	   468,402
ARUBA NETWORKS INC COM		043176106 228        15,280SH	SOLE	    15,280
VIA PHARMACEUTICALS INC COM	92554T103 65         26,639SH   SOLE        25,639
ISHARES TR RUSSELL 2000 INDEX	464287655 11,687    153,935SH	SOLE	   153,935
ISHARES TR S&P 500 INDEX FD	464287200 8,034      54,751SH	SOLE	    54,751
ISHARES TR MSCI EMERGING MKTS	464287234 8,280      55,092SH	SOLE	    55,092
TR MSCI EAFE INDEX FD 		464287465 675,529 8,605,477SH	SOLE     8,605,477
INFINERA CORP COM               45667G103 997        67,180SH   SOLE        67,180
RIGHTNOW TECHNOLOGIES INC       76657R106 793        50,000SH   SOLE        50,000
CORCEPT THERAPEUTICS INC        218352102 147        47,619SH   SOLE        47,619
OMNITURE INC COM                68212S109 486        14,600SH   SOLE        14,600
HANSEN MED INC COM              411307101 171         5,697SH   SOLE         5,697
HAWAIIAN ELEC INDS INC COM      419870100 175         7,680SH   SOLE         7,680
PG&E CORP COM                   69331C108 148         3,428SH   SOLE         3,428
NU SKIN ENTERPRISES INC CL A    67018T105 138         8,423SH   SOLE         8,423
JDS UNIPHASE CORP COM PAR       46612J507 582        43,750SH   SOLE        43,750